PostEmployment Benefit Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefit obligations
Present value of funded obligations	$ 24,876	$ 26,176	$ 25,652
Fair value of plan assets	20,984	19,639
Deficit of funded plans	$ 3,892	$ 6,537